FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Disclosure of Analysis of Fair Value of Financial Instruments Carried at Amortised Cost	The following tables analyse the fair value of the financial instruments carried at amortised cost at 30 June 2026 and 31 December 2025. Cash and balances at central banks, which consist of demand deposits with the Bank of England, together with cash in tills and ATMs, have been excluded from the table as the carrying amount is deemed an appropriate approximation of fair value.

	30 June 2026		31 December 2025
	Fair	Carrying	Fair	Carrying
	value	value	value	value
	£m	£m	£m	£m
Assets
Loans and advances to customers	243,720	244,171	206,772	205,966
Loans and advances to banks	1,395	1,395	1,154	1,154
Reverse repurchase agreements - non-trading	10,728	10,725	17,696	17,678
Other financial assets at amortised cost	5,524	5,738	3,747	3,987
	261,367	262,029	229,369	228,785
Liabilities
Deposits by customers	230,695	230,055	193,018	192,331
Deposits by banks	8,007	8,007	6,739	6,737
Repurchase agreements - non-trading	5,938	5,938	9,039	9,029
Debt securities in issue	48,751	48,217	43,394	42,873
Subordinated liabilities	2,946	2,552	2,413	2,032
	296,337	294,769	254,603	253,002

Disclosure of Analysis of Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis	The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 30 June 2026 and 31 December 2025, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

		30 June 2026				31 December 2025
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	–	505	–	505	–	672	–	672	A
	Interest rate contracts	–	2,373	–	2,373	–	1,100	–	1,100	A & C
	Inflation rate contracts	–	18	–	18	–	85	–	85	A
	Equity and credit contracts	–	157	28	185	–	153	30	183	B & D
	Netting	–	(857)	–	(857)	–	(1,058)	–	(1,058)
	0	–	2,196	28	2,224	–	952	30	982
Other financial assets at FVTPL	Loans and advances to customers	–	271	32	303	–	282	40	322	A
	Debt securities and other debt instruments	–	–	22	22	–	–	24	24	A, B & D
	Equity securities	–	–	3	3	–	–	3	3	B
	1	–	271	57	328	–	282	67	349
Financial assets at FVOCI	Debt securities	5,317	244	–	5,561	5,017	199	–	5,216	D
		5,317	244	–	5,561	5,017	199	–	5,216
Total assets at fair value		5,317	2,711	85	8,113	5,017	1,433	97	6,547

Liabilities
Derivative financial instruments	Exchange rate contracts	–	384	–	384	–	525	–	525	A
	Interest rate contracts	–	1,454	–	1,454	–	1,192	–	1,192	A & C
	Inflation rate contracts	–	19	–	19	–	30	–	30	A
	Equity and credit contracts	–	10	12	22	–	9	13	22	B & D
	Netting	–	(857)	–	(857)	–	(1,058)	–	(1,058)
		–	1,010	12	1,022	–	698	13	711
Other financial liabilities at FVTPL	Debt securities in issue	–	334	–	334	–	331	–	331	A
	Structured deposits	–	1,323	–	1,323	–	824	–	824	A
	Zero Amortising Guaranteed Notes	–	85	–	85	–	95	–	95	D
	1	–	1,742	–	1,742	–	1,250	–	1,250
Total liabilities at fair value		–	2,752	12	2,764	–	1,948	13	1,961

Summary of Fair Value Adjustment	The fair value adjustments are set out in the following table:

	30 June 2026	31 December 2025
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	8	9
- Uncertainty	18	19
- Credit risk adjustment	1	1
- Funding fair value adjustment	–	1
	27	30

Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy	The following table sets out the movements in Level 3 financial instruments in H1-26:

	Assets			Liabilities
	Derivatives	Other financial assets at FVTPL	Total	Derivatives	Total
	£m	£m	£m	£m	£m
At 1 January 2026	30	67	97	(13)	(13)
Total gains/(losses) recognised:
Fair value movements[1]	–	–	–	1	1
Settlements	(2)	(10)	(12)	–	–
At 30 June 2026	28	57	85	(12)	(12)

Gains recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period[1]	–	–	–	1	1
1 Fair value movements relating to derivatives and other financial assets at FVTPL are recognised in other operating income in the income statement.